Appleseed Fund
Schedule of Investments
December 31, 2022 - (Unaudited)
Common Stocks — 65.88% Shares Fair Value
Canada — 5.05%
Real Estate — 5.05%
Boardwalk Real Estate Investment
Trust 110,000 $ 4,015,879
Total Canada 4,015,879
France — 3.87%
Communications — 3.87%
Bollore SA 550,000 3,074,205
Total France 3,074,205
Germany — 3.10%
Consumer Discretionary — 3.10%
adidas AG 18,000 2,456,666
Total Germany 2,456,666
Ireland — 2.20%
Financials — 2.20%
AerCap Holdings NV
(a)
30,000 1,749,600
Total Ireland 1,749,600
Israel — 2.92%
Industrials — 2.92%
Ituran Location and Control Ltd. 110,000 2,324,300
Total Israel 2,324,300
Japan — 3.36%
Technology — 3.36%
Sony Group Corp. - ADR 35,000 2,669,800
Total Japan 2,669,800
Russia — 0.00%
Financials — 0.00%
Moscow Exchange MICEX-RTS
PJSC - ADR
(a)(b)(c)
1,300,000 177
Sberbank of Russia PJSC - ADR
(a)(b)(c)
324,000 4
Total Russia 181
South Korea — 3.87%
Technology — 3.87%
Samsung Electronics Co. Ltd. 70,000 3,074,126
Total South Korea 3,074,126
United States — 41.51%
Consumer Discretionary — 2.22%
VF Corp. 64,000 1,767,040

Appleseed Fund
Schedule of Investments (continued)
December 31, 2022 - (Unaudited)
Common Stocks — 65.88%- (continued) Shares Fair Value
United States — 41.51%
(continued)
Consumer Staples — 5.18%
Herbalife Nutrition Ltd.
(a)
135,000 $ 2,008,800
Sprouts Farmers Market, Inc.
(a)
65,000 2,104,050
4,112,850
Energy — 2.91%
MRC Global, Inc.
(a)
200,000 2,316,000
Financials — 8.30%
Allstate Corp. (The) 11,000 1,491,600
CNB Financial Corp. 100,000 2,379,000
Evercore, Inc., Class A 25,000 2,727,000
6,597,600
Health Care — 6.29%
89Bio, Inc.
(a)
100,000 1,273,000
Ardelyx, Inc.
(a)
1,000,000 2,850,000
Heron Therapeutics, Inc.
(a)
350,000 875,000
4,998,000
Materials — 6.53%
CF Industries Holdings, Inc. 30,000 2,556,000
Mosaic Co. (The) 60,000 2,632,200
5,188,200
Real Estate — 1.77%
Alexander & Baldwin, Inc. 75,000 1,404,750
Technology — 8.31%
Lumentum Holdings, Inc.
(a)
42,000 2,191,140
Micron Technology, Inc. 33,000 1,649,340
SS&C Technologies Holdings, Inc. 53,000 2,759,180
6,599,660
Total United States 32,984,100
TOTAL  COMMON STOCKS
  (Cost $48,374,332) 52,348,857
Closed End Funds — 11.98%
Canada — 11.98%
Sprott Physical Gold Trust
(a)
675,000 9,517,500
TOTAL  CLOSED END FUNDS
  (Cost $8,100,157) 9,517,500
Exchange-Traded Funds — 5.83%
United States — 5.83%
Kraneshares Trust California Carbon
Allowance Strategy ETF
(a)
55,000 1,277,628
Simplify Interest Rate Hedge ETF 16,000 1,145,760

Appleseed Fund
Schedule of Investments (continued)
December 31, 2022 - (Unaudited)
Exchange-Traded Funds — 5.83%- (continued) Shares Fair Value
United States — 5.83% (continued)
VanEck Merk Gold Shares
(a)
125,000 $ 2,211,250
TOTAL  EXCHANGE-TRADED FUNDS
  (Cost $4,729,115) 4,634,638
Preferred Stocks — 2.82%
United States — 2.82%
Financials — 2.82%
Federal National Mortgage
Association, Series S, 5.25% 525,000 1,228,500
Federal National Mortgage
Association, Series T, 8.25% 550,000 1,012,000
TOTAL  PREFERRED STOCKS
  (Cost $2,537,871) 2,240,500
U.S. Government & Agencies — 2.85%
Principal
Amount Fair Value
United States Treasury Inflation Indexed Bonds, 0.63%,
1/15/2024
(d)
$ 900,000 1,125,603
United States Treasury Inflation Indexed Bonds, 0.50%,
1/15/2028
(d)
1,000,000 1,137,884
TOTAL U.S. GOVERNMENT & AGENCIES
    (Cost $2,275,112) 2,263,487
Convertible Bonds — 4.79%
Herbalife Nutrition Ltd., 2.63%, 3/15/2024 2,250,000 2,080,125
Lumentum Holdings, Inc., 0.50%, 12/15/2026 2,000,000 1,725,000
TOTAL CONVERTIBLE BONDS
    (Cost $4,475,460) 3,805,125
Certificates of Deposit — 1.86%
Community Development Bank, 0.10%, 3/8/2023 250,000 250,000
Self Help Federal Credit Union, 0.30%, 7/3/2023
(e)
1,000,000 980,216
Spring Bank, 0.50%, 3/29/2023 250,000 250,000
TOTAL CERTIFICATES OF DEPOSIT
    (Cost $1,500,000) 1,480,216
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
Put Options Purchased — 0.75%
Invesco QQQ ETF Trust 400 $ 10,651,200 $ 270.00
January
2023 328,800
iShares, Inc. MSCI Germany ETF 1,375 3,400,375 19.00 April 2023 30,250

Appleseed Fund
Schedule of Investments (continued)
December 31, 2022 - (Unaudited)
Put Options Purchased — 0.75% - continued
iShares, Inc. MSCI Germany ETF 1,400 $ 3,462,200 $ 20.50
January
2023 $ 7,000
iShares, Inc. MSCI Germany ETF 1,300 3,214,900 20.00
January
2023 6,500
iShares, Inc. MSCI Germany ETF 1,350 3,338,550 20.00 April 2023 45,900
iShares, Inc. MSCI Germany ETF 450 1,112,850 21.50
January
2023 2,250
SPDR S&P 500 ETF Trust 900 34,418,700 355.00
January
2023 82,800
SPDR S&P 500 ETF Trust 700 26,770,100 360.00
January
2023 93,100
TOTAL PUT OPTIONS PURCHASED
    (Cost $2,815,614) 596,600
Money Market Funds - 2.19% Shares Fair Value
Federated Hermes Government Obligations Fund, Institutional
Class, 4.10%
(f)
1,742,416 1,742,416
TOTAL MONEY MARKET FUNDS
    (Cost $1,742,416) 1,742,416
Total Investments — 98.95%
    (Cost $76,550,077) 78,629,339
Other Assets in Excess of Liabilities  —  1.05% 835,889
Net Assets — 100.00% $ 79,465,228
(a) Non-income producing security.
(b) Illiquid security. The total fair value of these securities as of December 31, 2022 was $181, representing
0.00% of net assets.
(c) Security is currently being valued according to the fair value procedures approved by the Board of
Trustees.
(d) Principal amount of security is adjusted periodically based on changes in the Consumer Price Index.
(e) Certificates of Deposit purchased through Certificate of Deposit Account Registry Service
("CDARS").  Deposits occur in increments below the standard Federal Deposit Insurance Corporation
("FDIC") insurance maximum so that both principal and interest are FDIC Insured.
(f) Rate disclosed is the seven day effective yield as of December 31, 2022.
ADR - American Depositary Receipt.